Government Grants - Summary of Details of Government Grants (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Details of Government grants [Line Items]
Non-current liability	€ 596,491	€ 1,254,783
Current liability	€ 1,584,007	€ 1,534,856
Flexener [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 97,494	€ 180,711
Current liability	€ 202,389	€ 183,342
Movilidad 2030 [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 206,366	€ 245,605
Current liability	€ 554,165	€ 786,358
Zeus Ptas [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 186,272	€ 284,621
Current liability	€ 441,405	€ 530,409
Magnetor [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)
Non-current liability	€ 4,778	€ 0
Current liability	€ 17,808	34,747
Minichargers [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)
Non-current liability	€ 14,540	0
Current liability	€ 54,195	0
Coldpost [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 10,269	0
Current liability	€ 27,893	0
Cupons Industria [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)
Non-current liability	€ 1,993	0
Current liability	€ 7,431	€ 0
Alt impacte [Member]
Disclosure Of Details of Government grants [Line Items]
Government Entity	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)
Non-current liability	€ 74,779	€ 543,846
Current liability	€ 278,721	€ 0